Operating Segments (Details) - Schedule of additional information $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Segments (Details) - Schedule of additional information [Line Items]
Depreciation and amortization	$ 267
Segment assets	78,502
Segment liabilities	301,436
Brokerage Segment [Member]
Operating Segments (Details) - Schedule of additional information [Line Items]
Depreciation and amortization	48
Segment assets	2,544
Segment liabilities	940
Digital Assets Segment [Member]
Operating Segments (Details) - Schedule of additional information [Line Items]
Depreciation and amortization	219
Segment assets	75,958
Segment liabilities	$ 300,496